Summary of Performance Units Activity (Detail) - Performance Units - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Number of Performance Units
Outstanding number of shares (Units), beginning balance		2,900,940		3,772,128		2,499,322		1,292,750
Granted, number of shares (Units)				1,811,292		1,518,374		1,375,650
Vested, number of shares (Units)		(1,087,751)	[1]	(1,136,047)	[2]			(855)	[3]
Forfeited, number of shares (Units)		(78,304)		(1,583,913)	[4]	(252,842)		(136,216)
Adjustment upon final determination of level of performance goal achievement		(4,597)	[5]	37,480	[6]	7,274	[7]
Adjustment due to achievement of lower than target performance	[8]							(32,007)
Outstanding number of shares (Units), ending balance		1,730,288		2,900,940		3,772,128		2,499,322
Expected to vest, number of shares (Units)		1,524,101	[9]	2,657,685	[10]	2,226,489	[10]	2,184,906	[10]
Weighted Average Grant Date Fair Value
Outstanding weighted average grant date fair value, beginning balance		$ 24.40		$ 23.04		$ 19.95		$ 16.78
Granted, weighted average grant date fair value				25.22		27.93		22.72
Vested, weighted average grant date fair value		22.73	[1]	16.78	[2]			16.78	[3]
Forfeited, weighted average grant date fair value		24.92		27.57	[4]	21.88		17.82
Adjustment upon final determination of level of performance goal achievement		25.22	[5]	25.22	[6]	22.72	[7]
Adjustment due to achievement of lower than maximum performance goals	[8]							20.45
Outstanding weighted average grant date fair value, ending balance		$ 25.43		$ 24.40		$ 23.04		$ 19.95
Maximum shares eligible to receive
Outstanding maximum shares eligible to receive, beginning balance		2,900,940
Vested, maximum shares eligible to receive	[1]	(1,087,751)
Forfeited, maximum shares eligible to receive		(78,304)
Adjustment upon final determination of level of performance goal achievement	[5]	4,597
Adjustment due to achievement of lower than maximum performance	[5]	(4,597)
Outstanding maximum shares eligible to receive, ending balance		1,730,288		2,900,940
Forfeited, number of shares (Units)						(1,443,624)
Outstanding maximum shares eligible to receive, beginning balance		2,900,940		5,524,114		2,499,322		2,648,626
Granted, maximum shares eligible to receive				3,622,584		3,343,335		2,965,475
Vested, maximum shares eligible to receive				(1,136,047)	[2]			(855)	[3]
Forfeited, maximum shares eligible to receive				(1,627,313)	[4]	(325,817)		(156,194)
Adjustment upon final determination of level of performance goal achievement				(3,482,398)	[11]	7,274	[7]	2,957,730	[12]
Adjustment due to achievement of lower than maximum performance				3,482,398	[11]	(7,274)	[7]	(2,957,730)	[12]
Outstanding maximum shares eligible to receive, ending balance				2,900,940		5,524,114		2,499,322

[1]	PUs that vested during the period were net settled upon vesting by issuing 691,958 shares (net of minimum statutory tax withholding).
[2]	Vested PUs were net settled upon vesting by issuing 731,701 shares (net of minimum statutory tax withholding).
[3]	Vested PUs were net settled upon vesting by issuing 590 shares (net of minimum statutory tax withholding).
[4]	Includes 1,443,624 target shares underlying PUs granted in 2016 which were forfeited for failure to achieve all of the threshold performance targets under such awards as certified by the compensation committee based on the Company’s audited financial statements for the year ended December 31, 2016.
[5]	Represents an adjustment made in March 2018 to the number of shares subject to the PUs granted in 2017 upon certification of the level of achievement of the performance targets underlying such awards.
[6]	Represents a 2.7% increase in the number of target shares as a result of achievement of higher-than-target performance for certain PUs granted in 2017, partially offset by a 12.5% reduction as a result of achievement of lower-than-target performance for certain PUs granted in 2017.
[7]	Represents an adjustment made in March 2016 to the number of shares underlying the PUs granted in 2015 upon certification of the level of achievement of the performance targets for such awards.
[8]	Represents a 5.2% to 6.7% reduction, depending on the targets under the PU award granted, in the number of target shares as a result of achievement of lower-than-target performance for the PUs granted in 2015, partially offset by a 0.8% to 6.6% increase in the number of target shares as a result of achievement of higher-than-target performance for the PUs granted in 2014.
[9]	The number of PUs expected to vest has been adjusted by an estimated forfeiture rate.
[10]	PUs expected to vest are based on the probable achievement of the performance targets after considering an estimated forfeiture rate.
[11]	Represents the difference between the maximum number of shares achievable and the number of shares expected to vest under the PU awards granted in 2017 based on the level of achievement of the performance goals. Also includes the difference between the maximum number of shares achievable and the number of shares eligible to vest under the PU awards granted in 2016, which were forfeited for failure to achieve all of the threshold performance targets under such awards as certified by the compensation committee based on the Company’s audited financial statements for the year ended December 31, 2016.
[12]	Represents the difference between the maximum number of shares achievable and the number of shares expected to vest under the PU awards granted in 2015. Also includes the difference between the maximum number of shares achievable and the number of shares eligible to vest under the PU awards granted in 2014 based on the certified level of achievement of the performance goals.